Financial income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial income
Interests	€ 472	€ 570	€ 970	€ 984
Exchange differences	1,593	222	2,498	430
Other	4	(3)	9	0
Total financial income	€ 2,069	€ 789	€ 3,477	€ 1,414